PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 227,733	$ 225,755
Less accumulated depreciation and amortization	96,154	89,152
Total premises and equipment	131,579	136,603
Operating Leases, Rent Expense	7,900	7,000	$ 7,600
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,112	41,398
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	107,918	108,648
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	55,368	53,054
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,544	19,806
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,791	$ 2,849